FAIR VALUE MEASUREMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	$ 4,426,057	$ 5,693,071
Balance at end	1,904,016	4,426,057
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	4,426,057	5,693,071
Balance at end		4,426,057
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	4,426,057
Increase resulting from initial issuances of additional convertible notes payable	1,824,340	1,714,442
Decreases resulting from conversion or payoff of convertible notes payable	(5,975,670)	(7,679,528)
Loss due to change in fair value included in earnings	2,279,250	4,698,072
Balance at end	1,904,016	$ 4,426,057
Decreases resulting from payoff of convertible notes payable	$ (649,961)